INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited	(62,264)	(90,433)	(153,663)
Net income (loss) from discontinued operations attributable to Origin Agritech Limited	(3,314)	14,759	-
Net loss attributable to Origin Agritech Limited	(65,578)	(75,674)	(153,663)

Denominator:
Average common stock outstanding - basic	2,759,834	2,808,293	3,061,979
Dilutive effect of share options	-	-	-
Diluted shares	2,759,834	2,808,293	3,061,979

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:
Continuing operations	(22.56)	(32.20)	(50.18)
Discontinued operations	(1.20)	5.25	-
	(23.76)	(26.95)	(50.18)